Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income
Net Income	$ 1,177,262	$ 1,065,396	$ 965,220
(Loss) gain related to cash flow hedges	(102,446)	(8,109)	30,082
Actuarial gains (losses) on defined benefit pension plans	(81,906)	(35,654)	9,708
(Loss) gain related to foreign currency translation	(181,234)	(110,888)	82,545
Income tax (expense) benefit related to components of other comprehensive income	72,617	12,821	(18,971)
Other comprehensive income (loss), net of tax	(292,969)	(141,830)	103,364
Total comprehensive income	884,293	923,566	1,068,584
Comprehensive income attributable to noncontrolling interests	(104,861)	(89,370)	(75,886)
Comprehensive income attributable to the Company	$ 779,432	$ 834,196	$ 992,698